Share Based Compensation - Schedule of Estimated Fair Value of Share Option Granted to Employees (Detail) - Share Options [Member]	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Black Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	31.00%	37.20%
Expected volatility, maximum	41.70%	41.60%
Risk free interest rate, minimum	2.15%	7.60%
Risk free interest rate, maximum	7.61%	8.08%
Black Scholes Option Pricing Model [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 6 months	5 years
Black Scholes Option Pricing Model [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	7 years 2 months 12 days	6 years 9 months 18 days
Lattice Valuation Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	48.10%
Risk- free interest rate	8.18%